Schedule of level 3 financial instruments (Details) - USD ($)	9 Months Ended			12 Months Ended
	Nov. 30, 2022		Nov. 30, 2021	Feb. 28, 2022		Feb. 28, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of February 28, 2021	$ 7,587	[1]	$ 444,466	$ 444,466
Release of derivative liability on conversion of convertible notes payable			(422,272)	422,272		$ 2,837,687
Balance as of February 28, 2022				7,587	[1]	444,466
Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of February 28, 2021	$ 7,587		444,466	444,466		6,890,688
Derivative Discount on Loan Amendment				438,835
Adjustment to derivative liability due to debt extinguishment				(81,228)
Release of derivative liability on conversion of convertible notes payable				(422,272)		(2,837,687)
Derivative, Loss on Derivative			(764,025)	(372,214)
Balance as of February 28, 2022			$ 444,466	$ 7,587		444,466
Debt discount due to derivative liabilities						143,133
Adjustment to derivative liability due to debt settlement						$ (2,987,643)

[1]	Derived from audited information